SCHEDULE OF SUBSIDIARIES (Details)		6 Months Ended	12 Months Ended
		Sep. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares		Mar. 31, 2023		Sep. 30, 2024 $ / shares shares	Jul. 26, 2024 $ / shares	Jul. 15, 2024 shares	Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 £ / shares shares		Mar. 31, 2022 shares
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									6,869,960
Par value per share | $ / shares								$ 0.00005
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									1,291,910
Par value per share | $ / shares								$ 0.00005
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation		Hong Kong	Hong Kong	[1]
Principal activities		Provision of ESG reporting solutions services	Provision of ESG reporting solutions services	[1]
Percentage of ownership interest		100.00%	100.00%	[1]	100.00%	[1]
Par value per share | $ / shares		$ 0.00005	$ 0.00005
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		19,907	11,626	[1]			19,907			11,626	[1]	11,626	[1]	314
Diginex Solutions (HK) Limited [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	[1]		3,000							3,000		3,000
Diginex USA, LLC [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation		United States of America	United States of America
Principal activities		Provision of ESG reporting solutions services	Provision of ESG reporting solutions services
Percentage of ownership interest		100.00%	100.00%		100.00%
Diginex USA, LLC [member] | Class A units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,000	1,000				1,000			1,000		1,000
Par value per share | $ / shares		$ 10	$ 10
Diginex Services Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and operation		United Kingdom	United Kingdom
Principal activities		Provision of ESG reporting solutions services	Provision of ESG reporting solutions services
Par value per share | (per share)							$ 0.01			$ 0.01		£ 0.01
Percentage of ownership interest		100.00%	100.00%		100.00%

[1]	Legally became a subsidiary of the Company on 15 July 2024.